COMMON SHARES (Details Narrative 2) - USD ($)																		1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Aug. 07, 2016	Apr. 13, 2016	Mar. 15, 2016	Feb. 01, 2016	Jan. 26, 2016	Dec. 03, 2015	Dec. 02, 2015	Oct. 26, 2015	Oct. 21, 2015	Oct. 12, 2015	Jun. 12, 2015	Apr. 15, 2015	Dec. 08, 2014	Sep. 21, 2014	Jan. 09, 2014	Oct. 08, 2013	Nov. 20, 2012	Dec. 31, 2015	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Jul. 31, 2015
Issuance of shares for services							$ 43,411	$ 25,803		$ 22,586					$ 89,734				$ 136,000		$ 94,000	$ 641,000	$ 1,480,000	$ 1,574,000	$ 3,220,000	$ 758,000
Issuance of shares for services (shares)	143,000	875,000	85,000	540,000			625,000	690,000		375,000					345,132	88,496				8,035,000
Issuance of common stock														$ 59,000			$ 101,000		215,000			$ 611,000	$ 347,000	$ 347,000	$ 900,000	$ 891,000
Number of common stock issued upon new issue (shares)					1,000,000								209,041	280,592			331,859
Gross proceeds from subscription agreement																			$ 145,000
Dr. Borenstein Ltd (Subscription Agreement) [Member]
Issuance of common stock											$ 140,000	$ 48,000
Number of common stock issued upon new issue (shares)											8,484,848	1,630,000												1,000,000
April Subscription Agreement [Member] | Dr. Borenstein Ltd (Subscription Agreement) [Member]
Issuance of common stock									$ 214,527
Number of common stock issued upon new issue (shares)									10,114,848
Private Placement [Member]
Issuance of shares for services						$ 16,544
Issuance of shares for services (shares)						745,000
Value of common stock in offering																											$ 250,000
Gross proceeds from subscription agreement																		$ 225,526
Stock shares subscribed																		21,588,871	21,588,871
Share price (per shares)																		$ 0.0104	$ 0.0104								$ 0.0176